GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
Schedule of changes in the carrying amount of goodwill by segment
The changes in the carrying amount of goodwill by reporting unit for the years ended December 31, 2017 and 2018 were as follows:

	Better Schools			Better Jobs
		K-12		Career
	Tutoring	Schools	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2017	7,772	25,710	33,482	39,684	73,166

Balance as of December 31, 2018	7,772	25,710	33,482	39,684	73,166